FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

May 29, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 365

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant is PEA No. 365 to the Registrant's currently effective registration statement on Form N-1A relating to the Beck, Mack & Oliver Global Equity Fund and Beck, Mack & Oliver Partners Fund. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) reflect the change in name of the Beck, Mack & Oliver Global Equity Fund to the Beck, Mack & Oliver Global Fund along with the corresponding elimination of that Fund's 80% investment policy; and (2) update and make other non-material changes to the Beck, Mack & Oliver Global Equity Fund's and Beck, Mack & Oliver Partners Fund's prospectus and statement of additional information.

The Trust has elected that this filing be automatically effective on August 1, 2012, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2030 or by email at megan.koehler@atlanticfundservices.com.

Sincerely,

/s/ Megan Hadley Koehler

Megan Hadley Koehler
Assistant Secretary to the Registrant

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